SIGNIFICANT EVENTS DURING THE CURRENT REPORTING PERIOD	6 Months Ended
Jun. 30, 2023
SIGNIFICANT EVENTS DURING THE CURRENT REPORTING PERIOD
SIGNIFICANT EVENTS DURING THE CURRENT REPORTING PERIOD

NOTE 3 - SIGNIFICANT EVENTS DURING THE CURRENT REPORTING PERIOD:

a.	Movantik Transaction:

On February 2, 2023 (“Closing Date”), the Company and RedHill Inc. have reached an agreement with HCRM resulting in the extinguishment of all of RedHill Inc. debt obligations (including all principal, interest, revenue interest, prepayment premiums and exit fees) under the Credit Agreement in exchange for the transfer of its rights in Movantik® to Movantik Acquisition Co., an affiliate of HCRM. HCRM assumes substantially all post-closing liabilities, and RedHill Inc. retains substantially all pre-closing liabilities relating to Movantik®. As part of the parties' arrangement, and to ensure continuous patient care, RedHill Inc. will provide HCRM with paid transition services for up to 12 months. HCRM retains security interests in certain of the Company’s assets until substantially all pre-closing liabilities relating to Movantik® have been paid or other specific conditions are met. Following the sale of the rights to Movantik®, the $16 million held as restricted cash under the Credit Agreement was deposited into an escrow account to pay pre-closing liabilities related to Movantik®.

Accounting treatment:

Prior to the sale of Movantik®, the Company presented the rights to Movantik® as an intangible asset in its consolidated statement of financial position (classified under the non-current assets). In addition, the Company measured the carrying amount of the borrowing to reflect all amounts owing or payable under the Credit Agreement as being immediately due (classified under the current liabilities).

The total gain in the Company’s consolidated statement of comprehensive income (loss) was composed of two elements: (1) the gain from the sale of Movantik® resulted from the difference between the carrying value and fair value of the assets transferred was presented as other income and (2) the gain from the debt extinguishment resulted from the difference between the carrying amount (the amortized cost) of the financial liability to HCRM and the fair value of the assets transferred was presented as financial income.

To determine the fair value of the rights to Movantik®, the Company based its estimate on the terms outlined in a non-binding term sheet with a third party which ultimately did not materialize, which included a cash payment of $95 million for the rights to Movantik®.

The fair value of nonmonetary assets relating to Movantik® transferred to settle debt obligations was used to measure debt extinguishment gains.

The service fees relating to the transition services are presented in the Company’s consolidated statement of comprehensive income (loss) as other income.

b.	On April 3, 2023, the Company completed a registered direct offering to an existing shareholder with gross proceeds to the Company of approximately $6 million, before deducting offering expenses of approximately $0.6 million. The offering consisted of 1,500,000 ADSs (or ADS equivalent which consist of pre-funded warrants with an exercise price of $0.001 per pre-funded warrant) as well as granted (i) unregistered private warrants to purchase up to 1,500,000 ADSs. These warrants have an exercise price of $4.75 per ADS, are exercisable immediately after the issuance date and have a term of 5 years. (ii) unregistered private warrants to purchase up to 1,500,000 ADSs. These warrants have an exercise price of $4.00 per ADS, are exercisable immediately after the issuance date and have a term of 9 months. In addition, the Company has agreed to amend certain existing warrants to purchase up to 330,106 ADSs with an exercise price of $59.20 per ADS and a termination date of November 11, 2027. The amended warrants have a reduced exercise price of $4.75 per ADS and a termination date of 5 years following the closing of the offering. As part of the offering, the Company has issued to the placement agent warrants to purchase up to 90,000 ADSs with an exercise price of $5.00 per ADS, exercisable for 5 years. All the warrants may be exercised either for cash or on a cashless basis.

The warrants were classified as financial liability due to a net settlement provision. Loss from modification of warrants terms as part of the new registered offering with an existing shareholder, in an amount of $1.1 million, was included as a financial expense. See also note 10 regarding amendment to the above warrants.

c.	In June 2023, the company terminated an operating lease agreement that was signed in March 2022 resulting in the recognition of $0.7 million as a gain in the Company’s consolidated statement of comprehensive income (loss).
d.	Write-downs of inventories to net realizable value amounted to $0.7 million in the six months ended June 30, 2023. These were recognized as an expense, included in cost of revenues in the Company’s consolidated statement of comprehensive income (loss).